Series A Convertible Preferred Stock (Details Narrative)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Dividend rate		8.00%
Purchase price | $ / shares	$ 1,000.00	$ 1,000.00
Number of shares issued during period		8,164
Number of shares issued during period, value | $	$ 725,000	$ 16,328
Common Stock [Member]
Conversion of stock		500
Board of Directors [Member] | 8% Series A Convertible Preferred Stock [Member]
Number of designated preferred stock	10,000	10,000